Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2018
Separate Accounts Disclosure 1 [Abstract]
Segregated Fund Types by Percentage of Investments
The segregated fund types offered, by percentage of total investments for account of segregated fund holders, were within the following ranges as at December 31, 2018 and 2017:

Type of fund	%
Money market	1 to 5
Fixed income	10 to 15
Balanced	40 to 45
Equity	40 to 45

Carrying Value of Investments Held for Segregated Fund Holders
The carrying value of investments held for segregated fund holders are as follows:

As at December 31,	2018	2017
Segregated and mutual fund units	$89,049	$91,637
Equity securities	9,771	10,799
Debt securities	3,448	3,517
Cash, cash equivalents and short-term securities	711	457
Investment properties	400	374
Mortgages	23	20
Other assets	156	147
Total assets	$103,558	$106,951
Less: Liabilities arising from investing activities	$496	$559
Total investments for account of segregated fund holders	$103,062	$106,392

Changes in Insurance Contracts and Investment Contracts for Account of Segregated Fund Holders
Changes in insurance contracts and investment contracts for account of segregated fund holders are as follows:

	Insurance contracts		Investment contracts
For the years ended December 31,	2018	2017	2018	2017
Balance as at January 1	$99,121	$90,388	$7,271	$6,779
Additions to segregated funds:
Deposits	11,468	10,772	85	86
Net transfer (to) from general funds	(308)	(119)	—	—
Net realized and unrealized gains (losses)	(7,123)	4,141	(658)	883
Other investment income	4,576	4,853	178	152
Total additions	$8,613	$19,647	$(395)	$1,121
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	10,224	9,439	614	643
Management fees	1,004	963	57	57
Taxes and other expenses	256	267	—	12
Foreign exchange rate movements	(413)	245	(194)	(83)
Total deductions	$11,071	$10,914	$477	$629
Net additions (deductions)	$(2,458)	$8,733	$(872)	$492
Acquisitions	$—	$—	$—	$—
Balance as at December 31	$96,663	$99,121	$6,399	$7,271